U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

               1    Name and Address of Issuer:
                    Princor Government Securities Income Fund, Inc. The Principal Financial Group
                    Des Moines, IA 50392-0200

               2 Name of each series or class of funds for which this notice is filed: Class A, Class B and Class R shares

               3    Investment Company Act File Number: 811-04226 Securities Act
                    File Number:                                        02-95816

               4    Last day of  fiscal  year for  which  this  notice if filed:

                              October 31, 1996

               5 Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                    N/A

               6 Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (See instruction A.6):
                    N/A

               7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                            None
               8 Number and amount of securities registered during the fiscal year other than pursuant to 24f-2:
                            None

               9 Number and aggregate sale price of securities sold during the fiscal year:
                    5,286,175         Common Stock            $58,964,025

               10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                    5,286,175         Common Stock            $58,964,025

               11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                        Included in response to Item 9.

               12   Calculation of registration fee:

                    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                     $58,964,025

                    (ii) Aggregate  price of shares  issued in  connection  with
                         dividend   reinvestment   plans   (from   Item  11,  if
                         applicable):                                        + 0

                    (iii)Aggregate  price  of  shares  redeemed  or  repurchased
                         during the fiscal year (if applicable):      52,395,642

                    (iv) Aggregate  price of shares  redeemed or repurchased and previously  applied  as a  reduction  to  filling  fees
                         pursuant to rule 24e-2 (if applicable):               0

                    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 {line
                         (i), plus line (ii),  less line (iii),  plus line (iv)}
                         (if applicable):                              6,568,383

                    (vi) Multiplier prescribed by Section 6(b) of the Securities
                         Act of 1933 or other applicable law or regulation:
                                                                        1 / 3300

                    (vii) Fee Due:                                     $1,990.42

     13 Check box if fees are being remitted to the Commission's lockbox as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                           X

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                          12/12/96


                                    Signature

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:



Princor Government Securities Income Fund, Inc.



By      A.S. Filean
        -----------------------------------------
        A.S. Filean, Vice President and Secretary

Attest:

By      E.H. Gillum
        -----------------------------------------
        E.H. Gillum
        Assistant Secretary

   December 11, 1996







   Securities and Exchange Commission
   450 Fifth Street, NW
   Washington, D.C.  20549


   Re  Princor Government Securities Income Fund, Inc.


   In my capacity as Counsel of Princor Government Securities Income Fund, Inc. ("the Fund"),I have supervised the preparation of the Rule 24f-2 Notice for the Fund under the Investment Company Act of 1940 and have reviewed the legality of the securities which are to be registered thereunder. Based upon examination of such corporate records and matters of fact and law as deemed necessary, I am of the opinion that such securities were legally issued, fully paid and non-assessable.

   I consent to the filing of this opinion as an exhibit to the Rule 24f-2 Notice for the Fund und the Investment Company Act of 1940.

   Sincerely



   Michael D. Roughton
   Michael D. Roughton
   Counsel

   MDR/sl